Derivative Instruments and Hedging Activities	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Derivative Instruments and Hedging Activities
Derivative instruments and hedging activities

Ferrellgas, L.P. is exposed to certain market risks related to its ongoing business operations. These risks include exposure to changing commodity prices as well as fluctuations in interest rates. Ferrellgas, L.P. utilizes derivative instruments to manage its exposure to fluctuations in commodity prices. Of these, the propane commodity derivative instruments are designated as cash flow hedges. All other commodity derivative instruments do not qualify or are not designated as cash flow hedges, therefore, the change in their fair value are recorded currently in earnings. Ferrellgas, L.P. also periodically utilizes derivative instruments to manage its exposure to fluctuations in interest rates.

Derivative instruments and hedging activities

During the three months ended October 31, 2015 and 2014 Ferrellgas, L.P. did not recognize any gain or loss in earnings related to hedge ineffectiveness.

The following tables provide a summary of the fair value of derivatives in Ferrellgas, L.P.’s condensed consolidated balance sheets as of October 31, 2015 and July 31, 2015:

	October 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives-propane	Prepaid expenses and other current assets	$3,155	Other current liabilities	$23,000
Commodity derivatives-propane	Other assets, net	422	Other liabilities	6,851
Interest rate swap agreements	Prepaid expenses and other current assets	1,836	Other current liabilities	2,470
Interest rate swap agreements	Other assets, net	591	Other liabilities	1,750
Derivatives not designated as hedging instruments
Commodity derivatives-vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	2,169
Commodity derivatives-vehicle fuel	Other assets, net	—	Other liabilities	1,281
	Total	$6,004	Total	$37,521

	July 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$3,614	Other current liabilities	$27,929
Commodity derivatives	Other assets, net	1,041	Other liabilities	12,034
Interest rate swap agreements	Prepaid expenses and other current assets	1,828	Other current liabilities	2,241
Interest rate swap agreements	Other assets, net	—	Other liabilities	2,507
Derivatives not designated as hedging instruments
Commodity derivatives - vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	1,280
Commodity derivatives - vehicle fuel	Other assets, net	—	Other liabilities	1,132
	Total	$6,483	Total	$47,123

Ferrellgas, L.P.'s exchange traded commodity derivative contracts require cash margin deposit as collateral for contracts that are in a negative mark-to-market position. These cash margin deposits will be returned if mark-to-market conditions improve or will be applied against cash settlement when the contracts are settled. The following tables provide a summary of cash margin deposit balances as of October 31, 2015 and July 31, 2015, respectively:

	October 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$15,601	Other current liabilities	$10
	Other assets, net	8,896	Other liabilities	—
		$24,497		$10

	July 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$18,009	Other current liabilities	$15
	Other assets, net	11,786	Other liabilities	—
		$29,795		$15

The following table provides a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of earnings for the three months ended October 31, 2015 and 2014 due to derivatives designated as fair value hedging instruments:

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the three months ended October 31,		For the three months ended October 31,
		2015	2014	2015	2014
Interest rate swap agreements	Interest expense	$537	$457	$(2,275)	$(2,275)

The following tables provide a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of comprehensive income for the three months ended October 31, 2015 and 2014 due to derivatives designated as cash flow hedging instruments:

	For the three months ended October 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCL	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$1,585	Cost of sales-propane and other gas liquids sales	$(7,449)	$—
Interest rate swap agreements	(1,201)	Interest expense	(777)	—
	$384		$(8,226)	$—

	For the three months ended October 31, 2014
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(12,758)	Cost of sales-propane and other gas liquids sales	$1,128	$—
Interest rate swap agreements	(1,139)	Interest expense	—	—
	$(13,897)		$1,128	$—

The following table provides a summary of the effect on Ferrellgas, L.P.'s condensed consolidated statements of earnings for the three months ended October 31, 2015 due to the change in fair value of derivatives not designated as hedging instruments:

	For the three months ended October 31, 2015
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Recognized in Income
Commodity derivatives	$(1,038)	Operating expense

Ferrellgas, L.P. did not hold derivatives not designated as hedging instruments for the three months ended October 31, 2014.

The changes in derivatives included in AOCI for the three months ended October 31, 2015 and 2014 were as follows:

	For the three months ended October 31,
Gains and losses on derivatives included in AOCI	2015	2014
Beginning balance	$(38,906)	$6,483
Change in value of risk management commodity derivatives	1,585	(12,758)
Reclassification of gains and losses on commodity hedges to cost of sales - propane and other gas liquids sales, net	7,449	(1,128)
Change in value of risk management interest rate derivatives	(1,201)	(1,139)
Reclassification of gains and losses on interest rate hedges to interest expense	$777	$—
Ending balance	$(30,296)	$(8,542)

Ferrellgas, L.P. expects to reclassify net losses of approximately $19.8 million to earnings during the next 12 months. These net losses are expected to be offset by increased margins on propane sales commitments Ferrellgas, L.P. has with its customers that qualify for the normal purchase normal sales exception.

During the three months ended October 31, 2015 and 2014, Ferrellgas, L.P. had no reclassifications to earnings resulting from the discontinuance of any cash flow hedges arising from the probability of the original forecasted transactions not occurring within the originally specified period of time defined within the hedging relationship.

As of October 31, 2015, Ferrellgas, L.P. had financial derivative contracts covering 2.8 million barrels of propane that were entered into as cash flow hedges of forward and forecasted purchases of propane.

As of October 31, 2015, Ferrellgas had financial derivative contracts covering 0.3 million barrels of diesel and 48 thousand barrels of unleaded gasoline related to fuel hedges in transportation of propane.

Derivative financial instruments credit risk

Ferrellgas, L.P. is exposed to credit loss in the event of nonperformance by counterparties to derivative financial and commodity instruments. Ferrellgas, L.P.’s counterparties principally consist of major energy companies and major U.S. financial institutions. Ferrellgas, L.P. maintains credit policies with regard to its counterparties that it believes reduces its overall credit risk. These policies include evaluating and monitoring its counterparties’ financial condition, including their credit ratings, and entering into agreements with counterparties that govern credit limits. Certain of these agreements call for the posting of collateral by the counterparty or by Ferrellgas, L.P. in the forms of letters of credit, parental guarantees or cash. Ferrellgas, L.P. has concentrations of credit risk associated with derivative financial instruments held by certain derivative financial instrument counterparties. If these counterparties that make up the concentration failed to perform according to the terms of their contracts at October 31, 2015, the maximum amount of loss due to credit risk that, based upon the gross fair values of the derivative financial instruments, Ferrellgas, L.P. would incur is zero.

Ferrellgas, L.P. holds certain derivative contracts that have credit-risk-related contingent features which dictate credit limits based upon Ferrellgas, L.P.’s debt rating. As of October 31, 2015, a downgrade in Ferrellgas, L.P.'s debt rating could trigger a reduction in credit limit and would result in an additional collateral requirement of $0.2 million. There were $0.2 million of derivatives with credit-risk-related contingent features in a liability position on October 31, 2015 and Ferrellgas, L.P. had posted no collateral in the normal course of business related to such derivatives.

Derivative instruments and hedging activities

Ferrellgas, L.P. is exposed to certain market risks related to its ongoing business operations. These risks include exposure to changing commodity prices as well as fluctuations in interest rates. Ferrellgas, L.P. utilizes derivative instruments to manage its exposure to fluctuations in commodity prices. Of these, the propane commodity derivative instruments are designated as cash flow hedges. All other commodity derivative instruments do not qualify or are not designated as cash flow hedges, therefore, the change in their fair value are recorded currently in earnings. Ferrellgas, L.P. also periodically utilizes derivative instruments to manage its exposure to fluctuations in interest rates.

Derivative instruments and hedging activities

During the six months ended January 31, 2016 Ferrellgas, L.P. did not recognize any gain or loss in earnings related to hedge ineffectiveness and did not exclude any component of financial derivative contract gains or losses from the assessment of hedge effectiveness related to commodity cash flow hedges. During the six months ended January 31, 2015, Ferrellgas, L.P. recognized a $0.2 million loss related to hedge ineffectiveness and did not exclude any component of financial derivative contract gains or losses from the assessment of hedge effectiveness related to commodity cash flow hedges.

The following tables provide a summary of the fair value of derivatives in Ferrellgas, L.P.’s condensed consolidated balance sheets as of January 31, 2016 and July 31, 2015:

	January 31, 2016
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives-propane	Prepaid expenses and other current assets	$4,330	Other current liabilities	$25,956
Commodity derivatives-propane	Other assets, net	415	Other liabilities	8,011
Interest rate swap agreements	Prepaid expenses and other current assets	1,723	Other current liabilities	2,374
Interest rate swap agreements	Other assets, net	2,167	Other liabilities	1,836
Derivatives not designated as hedging instruments
Commodity derivatives-vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	4,945
Commodity derivatives-vehicle fuel	Other assets, net	—	Other liabilities	2,201
Commodity derivatives- crude oil line-fill	Prepaid expenses and other current assets	2,212	Other current liabilities	1,632
	Total	$10,847	Total	$46,955

	July 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$3,614	Other current liabilities	$27,929
Commodity derivatives	Other assets, net	1,041	Other liabilities	12,034
Interest rate swap agreements	Prepaid expenses and other current assets	1,828	Other current liabilities	2,241
Interest rate swap agreements	Other assets, net	—	Other liabilities	2,507
Derivatives not designated as hedging instruments
Commodity derivatives - vehicle fuel	Prepaid expenses and other current assets	—	Other current liabilities	1,280
Commodity derivatives - vehicle fuel	Other assets, net	—	Other liabilities	1,132
	Total	$6,483	Total	$47,123

Ferrellgas, L.P.'s exchange traded commodity derivative contracts require cash margin deposit as collateral for contracts that are in a negative mark-to-market position. These cash margin deposits will be returned if mark-to-market conditions improve or will be applied against cash settlement when the contracts are settled. The following tables provide a summary of cash margin deposit balances as of January 31, 2016 and July 31, 2015, respectively:

	January 31, 2016
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$18,786	Other current liabilities	$—
	Other assets, net	12,483	Other liabilities	—
		$31,269		$—

	July 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expenses and other current assets	$18,009	Other current liabilities	$15
	Other assets, net	11,786	Other liabilities	—
		$29,795		$15

The following table provides a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of earnings for the three and six months ended January 31, 2016 and 2015 due to derivatives designated as fair value hedging instruments:

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the three months ended January 31,		For the three months ended January 31,
		2016	2015	2016	2015
Interest rate swap agreements	Interest expense	$505	$587	$(2,275)	$(2,275)

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the six months ended January 31,		For the six months ended January 31,
		2016	2015	2016	2015
Interest rate swap agreements	Interest expense	$1,042	$1,043	$(4,550)	$(4,550)

The following tables provide a summary of the effect on Ferrellgas, L.P.’s condensed consolidated statements of comprehensive income for the three and six months ended January 31, 2016 and 2015 due to derivatives designated as cash flow hedging instruments:

	For the three months ended January 31, 2016
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(10,760)	Cost of sales-propane and other gas liquids sales	$(7,813)	$—
Interest rate swap agreements	(744)	Interest expense	(754)	—
	$(11,504)		$(8,567)	$—

	For the three months ended January 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(42,910)	Cost of sales-propane and other gas liquids sales	$(7,360)	$—
Interest rate swap agreements	(2,217)	Interest expense	—	(199)
	$(45,127)		$(7,360)	$(199)

	For the six months ended January 31, 2016
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(9,175)	Cost of sales-propane and other gas liquids sales	$(15,262)	$—
Interest rate swap agreements	(1,945)	Interest expense	(1,531)	—
	$(11,120)		$(16,793)	$—

	For the six months ended January 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCL into Income	Amount of Gain (Loss) Reclassified from AOCL into Income
			Effective portion	Ineffective portion
Commodity derivatives	$(55,668)	Cost of sales-propane and other gas liquids sales	$(6,232)	$—
Interest rate swap agreements	(3,356)	Interest expense	—	(199)
	$(59,024)		$(6,232)	$(199)

The following tables provide a summary of the effect on Ferrellgas, L.P.'s condensed consolidated statements of earnings for the three and six months ended January 31, 2016 due to the change in fair value of derivatives not designated as hedging instruments:

	For the three months ended January 31, 2016
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Recognized in Income
Commodity derivatives - crude oil linefill	$2,992	Cost of sales - midstream operations
Commodity derivatives - vehicle fuel	$(3,696)	Operating expense

	For the six months ended January 31, 2016
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Recognized in Income
Commodity derivatives - crude oil linefill	$4,020	Cost of sales - midstream operations
Commodity derivatives - vehicle fuel	$(4,734)	Operating expense

Ferrellgas, L.P. did not hold derivatives not designated as hedging instruments for the three and six months ended January 31, 2015.

The changes in derivatives included in AOCI for the six months ended January 31, 2016 and 2015 were as follows:

	For the six months ended January 31,
Gains and losses on derivatives included in AOCI	2016	2015
Beginning balance	$(38,906)	$6,483
Change in value of risk management commodity derivatives	(9,175)	(55,668)
Reclassification of gains and losses on commodity hedges to cost of sales - propane and other gas liquids sales, net	15,262	6,232
Change in value of risk management interest rate derivatives	(1,945)	(3,356)
Reclassification of gains and losses on interest rate hedges to interest expense	$1,531	$199
Ending balance	$(33,233)	$(46,110)

Ferrellgas expects to reclassify net losses related to the risk management commodity derivatives of approximately $21.6 million to earnings during the next 12 months. These net losses are expected to be offset by increased margins on propane sales commitments Ferrellgas, L.P. has with its customers that qualify for the normal purchase normal sales exception.

During the six months ended January 31, 2016 and 2015, Ferrellgas, L.P. had no reclassifications to earnings resulting from the discontinuance of any cash flow hedges arising from the probability of the original forecasted transactions not occurring within the originally specified period of time defined within the hedging relationship.

As of January 31, 2016, Ferrellgas, L.P. had financial derivative contracts covering 3.1 million barrels of propane that were entered into as cash flow hedges of forward and forecasted purchases of propane.

As of January 31, 2016, Ferrellgas, L.P. had financial derivative contracts covering 0.2 million barrels of diesel and 41 thousand barrels of unleaded gasoline related to fuel hedges in transportation of propane.

As of January 31, 2016, Ferrellgas, L.P. financial derivative contracts covering 0.4 million barrels of crude oil related to the hedging of crude oil line fill and inventory.

Derivative financial instruments credit risk

Ferrellgas, L.P. is exposed to credit loss in the event of nonperformance by counterparties to derivative financial and commodity instruments. Ferrellgas, L.P.’s counterparties principally consist of major energy companies and major U.S. financial institutions. Ferrellgas, L.P. maintains credit policies with regard to its counterparties that it believes reduces its overall credit risk. These policies include evaluating and monitoring its counterparties’ financial condition, including their credit ratings, and entering into agreements with counterparties that govern credit limits. Certain of these agreements call for the posting of collateral by the counterparty or by Ferrellgas, L.P. in the forms of letters of credit, parental guarantees or cash. Ferrellgas, L.P. has concentrations of credit risk associated with derivative financial instruments held by certain derivative financial instrument counterparties. If these counterparties that make up the concentration failed to perform according to the terms of their contracts at January 31, 2016, the maximum amount of loss due to credit risk that, based upon the gross fair values of the derivative financial instruments, Ferrellgas, L.P. would incur is zero.

Ferrellgas, L.P. holds certain derivative contracts that have credit-risk-related contingent features which dictate credit limits based upon Ferrellgas, L.P.’s debt rating. As of January 31, 2016, a downgrade in Ferrellgas, L.P.'s debt rating could trigger a reduction in credit limit and would result in an additional collateral requirement of zero. There were no derivatives with credit-risk-related contingent features in a liability position on January 31, 2016 and Ferrellgas, L.P. had posted no collateral in the normal course of business related to such derivatives.

Derivative instruments and hedging activities

Ferrellgas, L.P. is exposed to certain market risks related to its ongoing business operations. These risks include exposure to changing commodity prices as well as fluctuations in interest rates. Ferrellgas, L.P. utilizes derivative instruments to manage its exposure to fluctuations in commodity prices. Of these, the propane commodity derivative instruments are designated as cash flow hedges. All other commodity derivative instruments do not qualify or are not designated as cash flow hedges, therefore, the change in their fair value are recorded currently in earnings. Ferrellgas, L.P. also periodically utilizes derivative instruments to manage its exposure to fluctuations in interest rates, which is discussed in Note H - Debt. Additional information related to derivatives is provided in Note B – Summary of significant accounting policies.

Derivative instruments and hedging activity

During the year ended July 31, 2015, Ferrellgas, L.P. recognized a $0.2 million loss related to hedge ineffectiveness. During the year ended July 31, 2014, Ferrellgas, L.P. did not recognize any gain or loss in earnings related to hedge ineffectiveness and did not exclude any component of financial derivative contract gains or losses from the assessment of hedge effectiveness related to commodity cash flow hedges.

The following tables provide a summary of the fair value of derivatives within Ferrellgas, L.P.’s consolidated balance sheets as of July 31, 2015 and 2014:

	July 31, 2015
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$3,614	Other current liabilities	$27,929
Commodity derivatives	Other assets, net	1,041	Other liabilities	12,034
Interest rate swap agreements	Prepaid expenses and other current assets	1,828	Other current liabilities	2,241
Interest rate swap agreements	Other assets, net	—	Other liabilities	2,507
Derivatives not designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	—	Other current liabilities	1,280
Commodity derivatives	Other assets, net	—	Other liabilities	1,132
	Total	$6,483	Total	$47,123

	July 31, 2014
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Location	Fair value	Location	Fair value
Derivatives designated as hedging instruments
Commodity derivatives	Prepaid expenses and other current assets	$5,301	Other current liabilities	$83
Commodity derivatives	Other assets, net	1,705	Other liabilities	—
Interest rate swap agreements	Prepaid expenses and other current assets	2,101	Other current liabilities	—
Interest rate swap agreements	Other assets, net	—	Other liabilities	5,075
	Total	$9,107	Total	$5,158

Ferrellgas, L.P.'s exchange traded commodity derivative contracts require cash margin deposit as collateral for contracts that are in a negative mark-to-market position. These cash margin deposits will be returned if mark-to-market conditions improve or will be applied against cash settlement when the contracts are settled. The following tables provide a summary of cash margin deposit balances as of July 31, 2015 and July 31, 2014, respectively:

	July 31, 2015
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expense and other current assets	$18,009	Other current liabilities	$15
	Other assets, net	11,786	Other liabilities	—
		$29,795		$15

	July 31, 2014
	Assets		Liabilities
Description	Location	Amount	Location	Amount
Margin Deposits	Prepaid expense and other current assets	$156	Other current liabilities	$—
	Other assets, net	189	Other liabilities	—
		$345		$—

The following table provides a summary of the effect on Ferrellgas, L.P.’s consolidated statements of comprehensive income for the years ended July 31, 2015 and 2014 due to derivatives designated as fair value hedging instruments:

		Amount of Gain Recognized on Derivative		Amount of Interest Expense Recognized on Fixed-Rated Debt (Related Hedged Item)
Derivative Instrument	Location of Gain Recognized on Derivative	For the year ended July 31,		For the year ended July 31,
		2015	2014	2015	2014
Interest rate swap agreements	Interest expense	$1,892	$2,520	$(9,100)	$(11,985)

The following tables provide a summary of the effect on Ferrellgas, L.P.'s consolidated statements of comprehensive income for the years ended July 31, 2015 and 2014 due to derivatives designated as cash flow hedging instruments:

	For the year ended July 31, 2015
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCI into Income	Amount of Gain (Loss) Reclassified from AOCI into Income
Commodity derivatives	$(70,291)	Cost of product sold- propane and other gas liquids sales	$(28,059)
Interest rate swap agreements	(3,356)	Interest expense	(199)
	$(73,647)		$(28,258)

	For the year ended July 31, 2014
Derivative Instrument	Amount of Gain (Loss) Recognized in AOCI	Location of Gain (Loss) Reclassified from AOCI into Income	Amount of Gain (Loss) Reclassified from AOCI into Income
Commodity derivatives	$15,473	Cost of product sold- propane and other gas liquids sales	$10,175
Interest rate swap agreements	(881)	Interest expense	—
	$14,592		$10,175

The following table provides a summary of the effect on Ferrellgas, L.P.'s consolidated statements of comprehensive income for the year ended July 31, 2015 due to the change in fair value of derivatives not designated as hedging instruments:

	For the year ended July 31, 2015
Derivatives Not Designated as Hedging Instruments	Amount of Gain (Loss) Recognized in Income	Location of Gain (Loss) Reclassified in Income
Commodity derivatives	$(2,412)	Operating expense

There was no effect on Ferrellgas, L.P.'s consolidated statements of comprehensive income for the year ended July 31, 2014 due to the change in fair value of derivatives not designated as hedging instruments.

The changes in derivatives included in accumulated other comprehensive income (loss) (“AOCI”) for the years ended July 31, 2015, 2014 and 2013 were as follows:

	For the year ended July 31,
Gains and losses on derivatives included in AOCI	2015	2014	2013
Beginning balance	$6,483	$2,066	$(12,799)
Change in value on risk management commodity derivatives	(70,291)	15,473	2,032
Reclassification of gains and losses of commodity hedges to cost of product sold - propane and other gas liquids sales, net	28,059	(10,175)	10,613
Change in value on risk management interest rate derivatives	(3,356)	(881)	2,220
Reclassification of gains and losses on interest rate hedges to interest expense	$199	$—	$—
Ending balance	$(38,906)	$6,483	$2,066

Ferrellgas, L.P. expects to reclassify net losses of approximately $24.3 million to earnings during the next 12 months. These net losses are expected to be offset by increased margins on propane sales commitments Ferrellgas, L.P. has with its customers that qualify for the normal purchase normal sales exception.

During the years ended July 31, 2015 and 2014, Ferrellgas, L.P. had no reclassifications to earnings resulting from discontinuance of any cash flow hedges arising from the probability of the original forecasted transactions not occurring within the originally specified period of time defined within the hedging relationship.

As of July 31, 2015, Ferrellgas, L.P. had financial derivative contracts covering 2.9 million barrels of propane that were entered into as cash flow hedges of forward and forecasted purchases of propane.

As of July 31, 2015, Ferrellgas, L.P. had financial derivative contracts covering 0.3 million barrels of diesel and 0.1 million barrels of unleaded gasoline related to fuel hedges in transportation of propane.

Derivative Financial Instruments Credit Risk

Ferrellgas, L.P. is exposed to credit loss in the event of nonperformance by counterparties to derivative financial and commodity instruments. Ferrellgas, L.P.’s counterparties principally consist of major energy companies and major U.S. financial institutions. Ferrellgas, L.P. maintains credit policies with regard to its counterparties that it believes reduces its overall credit risk. These policies include evaluating and monitoring its counterparties’ financial condition, including their credit ratings, and entering into agreements with counterparties that govern credit limits. Certain of these agreements call for the posting of collateral by the counterparty or by Ferrellgas, L.P. in the forms of letters of credit, parental guarantees or cash. Although Ferrellgas, L.P. has concentrations of credit risk associated with derivative financial instruments held by certain derivative financial instrument counterparties, the maximum amount of loss due to credit risk that, based upon the gross fair values of the derivative financial instruments, Ferrellgas, L.P. would incur no loss if these counterparties that make up the concentration failed to perform according to the terms of their contracts at July 31, 2015.

Ferrellgas, L.P. holds certain derivative contracts that have credit-risk-related contingent features which dictate credit limits based upon the Partnership’s debt rating. As of July 31, 2015, a downgrade in the Partnership’s debt rating could trigger a reduction in credit limit and would result in an additional collateral requirement of $0.4 million. There were $0.4 million of derivatives with credit-risk-related contingent features in a liability position on July 31, 2015 and Ferrellgas, L.P. had posted no collateral in the normal course of business related to such derivatives.